STATUTORY RESERVES AND RESTRICTED NET ASSETS - (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
Appropriations to statutory reserves, percentage	10.00%
Maximum percentage of statutory reserves required based on total registered capital	50.00%
Retained Earnings, Appropriated	$ 96	$ 88
Continuing Operations [Member]
Statutory Accounting Practices [Line Items]
Amount contributed to statutory reserves	8	1	$ 3
Discontinued Operations [Member]
Statutory Accounting Practices [Line Items]
Amount contributed to statutory reserves			$ 381
Discontinued Operations [Member] | Retained Earnings [Member]
Statutory Accounting Practices [Line Items]
Retained Earnings, Appropriated		$ 18,274
Foreign Invested Enterprises
Statutory Accounting Practices [Line Items]
Restricted net assets	$ 32,236